Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,942,580)	$ (3,037,466)
Reconciliation of net loss to net cash used in operating activities
Common stock issued for commitment fee	80,000	0
Amortization of debt discount and deferred financing costs	93,986	770,134
Depreciation expense	18,252	299
Change in fair value of derivative liability	(234,654)	1,269,266
Common stock issued for services	268,099	165,000
Imputed interest on amounts owed to related parties	6,165
Foreign currency loss	76,737	0
Changes in operating assets and liabilities:
Accounts receivable, net	2,260	(2,503)
Inventory	(273,274)	(204,533)
Deferred cost	0	350,000
Prepaid expenses and other current assets	90,524	(435,150)
Accounts payable and accrued expenses	92,924	218,096
Due to related party	(97,341)	(28,929)
Deferred revenue	0	(550,000)
Due to officers	199,986	0
Accrued management fees and due to officers	0	(70,482)
CASH USED IN OPERATING ACTIVITIES	(1,618,916)	(1,556,268)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(196,018)	(4,299)
NET CASH USED IN INVESTING ACTIVITIES	(196,018)	(4,299)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on convertible loans payable	178,000	369,500
Repayments of convertible loans payable	(150,000)	(95,500)
Proceeds from sale of stock	1,252,001	718,113
Proceeds from common stock subscriptions	0	1,170,095
CASH PROVIDED BY FINANCING ACTIVITIES	1,280,001	2,162,208
Effect of exchange rate changes on cash	(13,849)	(24,020)
Net change in cash	(548,782)	577,621
Cash, beginning of period	589,668	12,047
Cash, end of period	40,886	589,668
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	67,940	28,864
Cash paid for taxes	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common shares issued for interest and fees	3,222	15,355
Reclassification of common stock subscriptions to common stock	1,170,095	1,504,000
Common shares issued for conversion of loans payable	50,000	270,000
Derivative liability discount	175,026	746,672
Derivative settled upon conversion of debt	110,507	1,972,419
Reclassification of equity to liability for derivatives	377,350	0
Right of use asset exchanged for lease liability	0	79,214
Additions of finance lease obligations	$ 64,417	$ 0